Other (Expenses)/Income (Tables)	12 Months Ended
Mar. 31, 2026
Other (Expenses)/Income [Abstract]
Schedule of Other Income Expenses
	For the years ended March 31,
	2026	2025	2024
	$’000	$’000	$’000

Subsidies (note a)	39	-	3
Exchange gain on foreign currency translation	19	14	-
Loss on fair value change of convertible notes	(232)	-	-
Others	(147)	2	-
Total	(321)	16	3

Note:

(a)

The subsidies were granted for the year ended March 31, 2026 from the Blockchain & Digital Asset Pilot Subsidy Scheme launched by the Hong Kong Cyberport Management Company Limited which aims to support Blockchain & Web3.0 industry development.

The subsidies were granted for the year ended March 31, 2024 by the Reimbursement of Maternity Leave Pay Scheme from the Hong Kong Government to reimburse partial statutory maternity leave pay under the Employment Ordinance that is required to be paid and has been paid to the employee.